LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2015
LAND USE RIGHTS, NET [Abstract]
Schedule of Land Use Rights
	As of December 31,
	2014	2015
	RMB	RMB
Land use rights	406,639,529	386,633,770
Less: accumulated amortization	(34,707,379)	(36,719,630)
Land use rights, net	371,932,150	349,914,140